SIGNIFICANT ACCOUNTING POLICIES (Accrued Post-employment Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee severance
Percentage rate used to calculate the amount of the monthly deposit for accrued severance payments under Section 14 of Israel's Severance Pay Law		8.33%
Employee severance expense	$ 2,711	$ 2,405	$ 2,065
Postretirement Plans Actuarial Calculation
Accumulated benefit obligation	4,244	4,696
Change in projected benefit obligation
Projected benefit obligation at beginning of year	5,009	5,407
Service cost	409	535
Interest cost	29	44
Actuarial (gain) loss	149	(245)
Currency exchange rate changes	(867)	(553)
Benefits paid	(203)	(179)
Projected benefit obligation at end of year	4,526	5,009	5,407
Net periodic benefit cost
Service cost	409	535
Interest cost	29	44
Net periodic benefit cost	438	579
Amounts recognized in accumulated other comprehensive income
Net actuarial gain (loss), net of taxes	(89)	146
Accumulated other comprehensive loss, net of taxes	(279)	(190)
Assumptions used to calculate amounts above
Discount rate	0.60%	0.70%	0.90%
Rate of compensation increase	1.00%	1.00%	2.00%
Schedule of expected benefit payments
2014	416
2015	398
2016	460
2017	855
2018 - 2022	$ 2,656